SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

16. SUBSEQUENT EVENTS

a) On January 26, 2022, the Company entered into an option agreement with Houston Minerals Ltd. to replace the LOI dated August 25, 2021 (See Note 5 (f)). Pursuant to the terms of the option agreement, the Company may acquire a 100% interest in the Chaco Bear Property located directly east of the Golden Triangle of British Columbia, and the Ashton Property located near Lytton, British Columbia, subject to a 2.5% net smelter returns royalty.

The terms of the option agreement are unchanged from the LOI except that the term of the option has changed from a four year period to a ten year period and annual advance royalty payments in the amounts of CAD$250 on the Chaco Bear Property and CAD$150 on the Ashton Property are to be paid starting on the fifth year from closing through to the ninth year from closing instead of only in the fourth and fifth years from the closing. All other consideration terms remain unchanged.

In addition, commencing on January 31, 2022, and on January 31 of each year thereafter during the Option Period, Lion CG shall pay the following option maintenance fees to Houston: (a) CAD$60 in respect of the Chaco Bear Property; and (b) CAD$40 in respect of the Ashton Property.

On March 16, 2022, the transaction was closed and Lion CG has funded an initial work program of CAD$200 on the Properties in consideration for the grant of the Option. The Company may exercise the Option for a period of up to ten years to acquire (i) the Chaco Bear property by paying CAD$1,500 to Houston, in cash or in common shares of the Company at the Company's option; and/or (ii) the Ashton Property by paying CAD$1,000 to Houston in cash or in common shares of the Company at the Company's option, and in either case common shares will be valued using the volume weighted average trading price of the Company's common shares for the twenty trading day period ending three trading days prior to the date of issuance of such Lion CG shares, with such cash payments being subject to a discount of between 5% and 15% based on the timing of exercise and cumulative exploration expenditures incurred as at the time of exercise. Houston will retain a 2.5% net smelter returns royalty on any of the Properties for which an Option has been exercised by the Company.

b) In 2019, the Company secured two separate option agreements to acquire 678 unpatented mining claims covering most of the known mineralization at the Butte Valley Property. On January 26, 2022, Quaterra Alaska entered into an agreement to assign its options to acquire the Butte Valley Property to a private company, BC Co.

Pursuant to the agreement, Lion CG's 100% owned subsidiary Quaterra Alaska will be granted an equity position in BC Co. In addition, Quaterra Alaska will maintain a 1.5% NSR on each of the Butte Valley optioned properties, which is subject to a buy-down to a 1.0% NSR in exchange for a payment of $7,500 per property.

On April 5, 2022, the Company completed the assignment of the two option agreements for the Butte Valley Property. In addition, the Company received a payment of $500 from BC Co. as a reimbursement of exploration expenditures and related costs incurred by the Company on the Butte Valley Property.

The transaction is a non-arm's length transaction under TSXV rules.
c) On February 14, 2022, as a part of the Blue Copper Prospect transaction (Note 5 (g)), the Company issued 1,500,000 common shares as part of the closing of the transaction.

d) On March 18, 2022, the Company entered into an Option to Earn-in Agreement with Rio Tinto America Inc. ("Rio Tinto") to advance studies and exploration at Lion CG's copper assets in Mason Valley, Nevada. Under the agreement, Rio Tinto has the option to earn a 65% interest in the assets, comprising 34,494 acres of land, including the historic Yerington mine, greenfield MacArthur Project, Wassuk property, the Bear deposit, and associated water rights (the "Mining Assets"). In addition, Rio Tinto will evaluate the potential commercial deployment of its Nuton™ technologies at the site. Nuton™ offers copper heap leaching technologies developed by Rio Tinto to deliver greater copper recovery from mined ore and access new sources of copper such as low-grade sulphide resources and reprocessing of stockpiles and mineralised waste. The technologies have the potential to deliver leading environmental performance through more efficient water usage, lower carbon emission, and the ability to reclaim mine sites by reprocessing waste.

The stages of the Agreement are set out below.

Stage 1

Rio Tinto will pay up to four million U.S. dollars ($4,000) for an exclusive earn-in option and agreed-upon Mason Valley study and evaluation works to be completed by Lion CG no later than December 31, 2022.

Stage 2

Within forty-five (45) days of the completion of Stage 1, Rio Tinto will provide notice to Lion CG whether Rio Tinto elects to proceed with Stage 2, upon which Rio Tinto will pay up to five million U.S. dollars ($5,000) for agreed-upon Mason Valley study and evaluation works to be completed by Lion CG within 12 months from the date that the parties agree upon the scope of Stage 2 work.

Stages 1 and 2 may be accelerated at Rio Tinto's option.

Stage 3 - Feasibility Study

Within sixty (60) days of the completion of Stage 2, Rio Tinto shall provide notice to Lion CG whether Rio Tinto will exercise its Option and fund a Feasibility Study based on the results of the Stage 1 and Stage 2 work programs. Rio Tinto will fully-fund the Feasibility Study and ancillary work completed by Lion CG in amount not to exceed fifty million U.S. dollars ($50,000).

Investment Decision

Upon completion of the Feasibility Study, Rio Tinto and Lion CG will decide whether to create an investment vehicle into which the Mining Assets will be transferred, with Rio Tinto holding not less than a 65% interest in the investment vehicle.

• If Rio Tinto elects to not to create the investment vehicle, then Lion CG shall grant to Rio Tinto a 1.5% NSR on the Mining Assets.

• If Rio Tinto elects to create the investment vehicle but Lion CG elects not to create the investment vehicle, then, at Rio Tinto's option, Lion CG shall create the investment vehicle and Rio Tinto will purchase Lion CG's interest in the investment vehicle for fair market value.

Project Financing

• Following the formation of the investment vehicle, any project financing costs incurred will be funded by Rio Tinto and Lion CG in proportion to their respective ownership interest in the investment vehicle.

• Rio Tinto may elect to fund up to sixty million U.S. dollars ($60,000) of Lion CG 's project financing costs in exchange for a 10% increase in Rio Tinto's ownership percentage. In addition, upon mutual agreement of Rio Tinto and Lion CG, Rio Tinto may fund an additional forty million U.S. dollars ($40,000) of Lion CG's project financing costs in exchange for an additional 5% increase in Rio Tinto's ownership percentage.
•  If Lion CG's ownership percentage in the investment vehicle is diluted to 10% or less, then Lion CG's ownership interest will be converted into a 1% uncapped NSR.

e)  On March 30, 2022, Six Mile Mining Company, a 100% wholly owned subsidiary of the Company was dissolved and its assets were transferred to Quaterra Alaska Inc. which is a 100% wholly owned subsidiary of the Company.

f) On April 13, 2022, Quaterra Alaska Inc. entered into a NSR buydown agreement for the Butte Valley property with BC Co., pursuant to which BC Co. will pay $500 in exchange for a buy-down of the royalties to 0.5%. Closing of the transaction will be subject to the third party enter into an exploration and earn-in agreement with certain exploration Company. If the closing of the transaction does not occur by July 20, 2022, the NSR buydown agreement will be null and void.

g) On April 21, 2022, the Company agreed to settle outstanding debt of $63 (CAD$80) with an arm's length creditor by issuing 800,000 common shares of the Company at a market price of CAD$0.10 per share. The amount of indebtedness represents an outstanding account for services provided to the Company. The shares are subject to a four month hold period pursuant to TSXV policies. TSXV approval was granted on April 25, 2022 and the transaction was closed.